UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2011

Date of reporting period:  March 31, 2011

Item 1.  Schedule of Investments.

Schedule of Investments
March 31, 2011 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 90.7%

Allianz NFJ Dividend Value Fund	415,833		5,039,900
BlackRock Energy & Resources Portfolio	106,208		5,390,060
Delaware Emerging Markets Fund	418,698		6,983,879
Energy Select Sector SPDR Fund	64,675		5,157,831
iShares Russell 2000 Index Fund	86,675		7,295,435
Lord Abbett Fundamental Equity Fund	785,922		10,861,436
Nuveen Tradewinds Value Opportunities Fund	240,246		8,636,829
PowerShares QQQ Trust	145,430		8,352,045
Putnam Voyager Fund	409,456		10,473,891
RidgeWorth Mid Cap Value Equity Fund	753,160		9,565,133
RidgeWorth Small Cap Value Equity Fund	541,141		7,868,192
T. Rowe Price Mid-Cap Growth Fund	141,243		8,987,299
T. Rowe Price Value Fund	464,059		11,587,564
Wells Fargo Advantage Growth Fund #	313,144		11,326,405

Total Registered Investment Companies	(Cost $103,037,774)		117,525,899

Money Market Registered Investment Companies - 7.9%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	10,237,188		10,237,188

Total Money Market Registered Investment Companies	(Cost $10,237,188)		10,237,188

Floating Rate Demand Notes - 0.9%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 4/1/2011**	1,130,318		1,130,318

Total Floating Rate Demand Notes	(Cost $1,130,318)		1,130,318

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.091%, due 6/23/2011***	800,000		799,839

Total U.S. Government Obligations	(Cost $799,834)		799,839

Total Investments - 100.1%	(Cost $115,205,114	)(b)	129,693,244

Liabilities less Other Assets - (0.1%)			(103,581)

Total Net Assets - 100.0%			129,589,663

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,988		16,699
The Flex-funds Defensive Balanced Fund	1,015		10,201
The Flex-funds Dynamic Growth Fund	626		5,346
The Flex-funds Muirfield Fund	3,627		21,290
The Flex-funds Quantex Fund	2,488		60,956
The Flex-funds Total Return Utilities Fund	223		5,586

Total Trustee Deferred Compensation	(Cost $88,353)		120,078

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2011,	36	170,330
notional value $11,889,000

Total Futures Contracts		170,330

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$128,893,405	$170,330
Level 2 - Other Significant Observable Inputs	799,839	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$129,693,244	$170,330

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $312,180.  Cost for federal income tax purposes of $115,517,294 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,175,950
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$14,175,950

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Registered Investment Companies - 95.1%

Allianz NFJ Dividend Value Fund	759,506	9,205,215
BlackRock Energy & Resources Portfolio	77,771	3,946,874
Delaware Emerging Markets Fund	325,065	5,422,081
Energy Select Sector SPDR Fund	48,225	3,845,944
iShares Russell 2000 Index Fund	67,525	5,683,579
Lord Abbett Fundamental Equity Fund	614,951	8,498,617
Nuveen Tradewinds Value Opportunities Fund	179,898	6,467,348
PowerShares QQQ Trust	110,700	6,357,501
Putnam Voyager Fund	313,021	8,007,068
RidgeWorth Mid Cap Value Equity Fund	577,838	7,338,541
RidgeWorth Small Cap Value Equity Fund	417,874	6,075,891
T. Rowe Price Mid-Cap Growth Fund	109,485	6,966,552
T. Rowe Price Value Fund	348,497	8,701,974
Wells Fargo Advantage Growth Fund #	238,347	8,621,004

Total Registered Investment Companies	(Cost $82,910,600)	95,138,189

Money Market Registered Investment Companies - 3.2%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	3,187,208		3,187,208

Total Money Market Registered Investment Companies	(Cost $3,187,208)		3,187,208

Floating Rate Demand Notes - 1.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 4/1/2011**	1,000,659		1,000,659

Total Floating Rate Demand Notes	(Cost $1,000,659)		1,000,659

U.S. Government Obligations - 0.8%

U.S. Treasury Bill, 0.091%, due 6/23/2011***	800,000		799,839

Total U.S. Government Obligations	(Cost $799,818)		799,839

Total Investments - 100.1%	(Cost $87,898,285	)(b)	100,125,895

Liabilities less Other Assets - (0.1%)			(94,647)

Total Net Assets - 100.0%			100,031,248

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,413		11,869
The Flex-funds Defensive Balanced Fund	713		7,166
The Flex-funds Dynamic Growth Fund	446		3,809
The Flex-funds Muirfield Fund	1,726		10,132
The Flex-funds Quantex Fund	998		24,451
The Flex-funds Total Return Utilities Fund	157		3,933

Total Trustee Deferred Compensation	(Cost $46,284)		61,360

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2011, notional value $4,623,500	14	177,458

Total Futures Contracts		177,458

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$99,326,056	$177,458
Level 2 - Other Significant Observable Inputs	799,839	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$100,125,895	$177,458

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $104,957.  Cost for federal income tax purposes of $88,003,242 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,122,653
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$12,122,653

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Registered Investment Companies - 96.6%

BlackRock Energy & Resources Portfolio	89,787	4,556,693
Delaware Emerging Markets Fund	314,607	5,247,640
iShares Russell 2000 Index Fund	29,500	2,483,015
Lord Abbett Developing Growth Fund, Inc. #	98,849	2,462,334
Nuveen Tradewinds Value Opportunities Fund	64,078	2,303,598
PowerShares QQQ Trust	48,135	2,764,393
Putnam Voyager Fund	179,162	4,582,956
RidgeWorth Mid Cap Value Equity Fund	320,980	4,076,450
RidgeWorth Small Cap Value Equity Fund	204,820	2,978,090
RS Technology Fund	125,699	2,731,444
T. Rowe Price Mid-Cap Growth Fund	63,793	4,059,132
T. Rowe Price Value Fund	152,795	3,815,288
Wells Fargo Advantage Growth Fund #	138,737	5,018,117

Total Registered Investment Companies	(Cost $41,481,068)	47,079,150

Money Market Registered Investment Companies - 2.9%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	1,393,964	1,393,964

Total Money Market Registered Investment Companies	(Cost $1,393,964)	1,393,964

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.091%, due 6/23/2011**	300,000		299,940

Total U.S. Government Obligations	(Cost $299,925)		299,940

Total Investments - 100.1%	(Cost $43,174,957	)(b)	48,773,054

Liabilities less Other Assets - (0.1%)			(36,532)

Total Net Assets - 100.0%			48,736,522

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	797	6,695
The Flex-funds Defensive Balanced Fund	415	4,171
The Flex-funds Dynamic Growth Fund	249	2,126
The Flex-funds Muirfield Fund	1,101	6,463
The Flex-funds Quantex Fund	668	16,366
The Flex-funds Total Return Utilities Fund	89	2,229

Total Trustee Deferred Compensation	(Cost $29,525)	38,050

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2011, notional value $1,651,250	5	75,900

Total Futures Contracts		75,900

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$48,473,114	$75,900
Level 2 - Other Significant Observable Inputs	299,940	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$48,773,054	$75,900

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and income tax purposes. Net unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,598,097
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$5,598,097

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Pledged as collateral on futures contracts.

***	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Registered Investment Companies - 95.5%

AllianceBernstein High Income Fund	191,754	1,764,136
Allianz NFJ Dividend Value Fund	323,408	3,919,710
BlackRock Energy & Resources Portfolio	33,858	1,718,292
Delaware Emerging Markets Fund	139,345	2,324,275
Eaton Vance Floating-Rate Advantage Fund	158,780	1,748,165
Energy Select Sector SPDR Fund	21,800	1,738,550
Federated Bond Fund	385,737	3,548,783
iShares Russell 2000 Index Fund	29,475	2,480,911
Legg Mason Western Asset Government Securities Fund	336,695	3,508,367
Lord Abbett Fundamental Equity Fund	273,792	3,783,809
Metropolitan West Total Return Bond Fund	340,219	3,541,677
Nuveen Tradewinds Value Opportunities Fund	75,278	2,706,228
PowerShares QQQ Trust	43,700	2,509,691
Putnam Voyager Fund	131,789	3,371,153
RidgeWorth Mid Cap Value Equity Fund	240,377	3,052,785
RidgeWorth Small Cap Value Equity Fund	181,153	2,633,968
T. Rowe Price Mid-Cap Growth Fund	48,830	3,107,065
T. Rowe Price Value Fund	148,567	3,709,724
TCW Total Return Bond Fund/The	356,036	3,544,338
Wells Fargo Advantage Growth Fund #	103,435	3,741,260

Total Registered Investment Companies	(Cost $54,146,552)	58,452,887

Money Market Registered Investment Companies - 1.3%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	824,449	824,449

Total Money Market Registered Investment Companies	(Cost $824,449)	824,449

Floating Rate Demand Notes - 1.2%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 4/1/2011**	757,610	757,610

Total Floating Rate Demand Notes	(Cost $757,610)	757,610

U.S. Government Obligations - 2.1%

Federal Home Loan Mortgage Corporation, 4.00%, due 12/15/2022	1,000,000		990,046
U.S. Treasury Bill, 0.091%, due 6/23/2011***	300,000		299,940

Total U.S. Government Obligations	(Cost $1,293,386)		1,289,986

Total Investments - 100.1%	(Cost $57,021,997	)(b)	61,324,932

Liabilities less Other Assets - (0.1%)			(52,863)

Total Net Assets - 100.0%			61,272,069

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,237	10,391
The Flex-funds Defensive Balanced Fund	650	6,533
The Flex-funds Dynamic Growth Fund	384	3,279
The Flex-funds Muirfield Fund	1,082	6,351
The Flex-funds Quantex Fund	487	11,932
The Flex-funds Total Return Utilities Fund	137	3,432

Total Trustee Deferred Compensation	(Cost $34,944)	41,918

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2011, notional value $1,981,500	6	91,080

Total Futures Contracts		91,080

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$60,034,946	$91,080
Level 2 - Other Significant Observable Inputs	1,289,986	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$61,324,932	$91,080

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $15,532.  Cost for federal income tax purposes of $57,037,529 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,499,679
Unrealized depreciation	(212,276)
Net unrealized appreciation (depreciation)	$4,287,403

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Registered Investment Companies - 96.6%

Allianz NFJ Dividend Value Fund	176,250	2,136,150
Delaware Emerging Markets Fund	289,072	4,821,723
Invesco Energy Fund	87,467	4,158,189
Lord Abbett Developing Growth Fund, Inc. #	169,166	4,213,914
Nuveen Real Estate Securities Fund	448,598	8,682,885
Oakmark International Fund	385,375	7,649,704
Putnam Voyager Fund	141,270	3,613,697
RidgeWorth Mid Cap Value Equity Fund	554,295	7,039,548
Royce Low-Priced Stock Fund	241,496	4,738,142
T. Rowe Price Mid-Cap Growth Fund	91,140	5,799,228
T. Rowe Price Value Fund	241,633	6,033,564
Van Eck Global Hard Assets Fund	85,104	4,823,684
Wells Fargo Advantage Growth Fund #	144,673	5,232,833

Total Registered Investment Companies	(Cost $63,420,613)	68,943,261

Money Market Registered Investment Companies - 1.7%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	1,239,705	1,239,705

Total Money Market Registered Investment Companies	(Cost $1,239,705)	1,239,705

Floating Rate Demand Notes - 1.4%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 4/1/2011**	1,000,659	1,000,659

Total Floating Rate Demand Notes	(Cost $1,000,659)	1,000,659

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.091%, due 6/23/2011***	300,000		299,940

Total U.S. Government Obligations	(Cost $299,925)		299,940

Total Investments - 100.1%	(Cost $65,960,902	)(b)	71,483,565

Liabilities less Other Assets - (0.1%)			(57,197)

Total Net Assets - 100.0%			71,426,368

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,020	8,568
The Flex-funds Defensive Balanced Fund	540	5,427
The Flex-funds Dynamic Growth Fund	316	2,699
The Flex-funds Muirfield Fund	896	5,260
The Flex-funds Quantex Fund	400	9,800
The Flex-funds Total Return Utilities Fund	113	2,831

Total Trustee Deferred Compensation	(Cost $29,346)	34,585

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring June 2011, notional value $2,467,500	5	112,513

Total Futures Contracts		112,513

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$71,183,625	$112,513
Level 2 - Other Significant Observable Inputs	299,940	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$71,483,565	$112,513

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $87,322.  Cost for federal income tax purposes of $66,048,224 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,585,637
Unrealized depreciation	(150,296)
Net unrealized appreciation (depreciation)	$5,435,341

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Common Stocks - 91.7%

Business Services - 9.2%
Apollo Group, Inc. #	4,100	171,011
Cintas Corporation	5,790	175,307
DeVry, Inc.	3,370	185,586
H&R Block, Inc.	13,610	227,831
Interpublic Group of Companies, Inc./The	15,265	191,881
Monster Worldwide, Inc. #	6,860	109,074
Robert Half International, Inc.	5,290	161,874
R.R. Donnelly & Sons Company	9,280	175,578
Ryder System, Inc.	3,080	155,848
Total System Services, Inc.	10,530	189,750

	(Cost $1,529,593)	1,743,740

Consumer Goods - 11.7%
Avery Dennison Corp.	3,820	160,287
Bemis Company, Inc.	4,960	162,738
Constellation Brands, Inc. #	7,320	148,450
Dean Foods Company #	18,330	183,300
Harman International Industries, Inc.	3,500	163,870
Hormel Food Corp.	6,320	175,949
International Flavors & Fragrances, Inc.	2,915	181,604
Masco Corp.	12,800	178,176
MeadWestvaco Corp.	6,200	188,046
Owens-Illinois, Inc. #	5,280	159,403
Pitney Bowes, Inc.	6,700	172,123
Sealed Air Corp.	6,365	169,691
Tyson Foods, Inc.	9,410	180,578

	(Cost $2,020,471)	2,224,215

Consumer Services - 11.3%
Abercrombie and Fitch Co.	2,810	164,947
Airgas, Inc.	2,590	172,028
AutoNation, Inc. #	5,745	203,201
Big Lots, Inc. #	5,315	230,830
D.R. Horton, Inc.	13,580	158,207
Expedia, Inc.	6,460	146,383
GameStop Corp. #	7,080	159,442
Lennar Corp.	8,640	156,556
PulteGroup, Inc. #	21,543	159,418
RadioShack Corp.	8,765	131,563
Sears Holding Corp. #	2,200	181,830
SUPERVALU, Inc.	16,820	150,203
Urban Outfitters, Inc. #	4,530	135,130

	(Cost $2,047,376)	2,149,738

Energy - 6.7%
Cabot Oil & Gas Corp.	4,280	226,712
Diamond Offshore Drilling, Inc.	2,420	188,034
Helmerich & Payne, Inc.	3,340	229,424
Rowan Companies, Inc. #	4,640	204,995
Sunoco, Inc.	4,020	183,272
Tesoro Corp. #	8,740	234,495

	(Cost $845,410)	1,266,932

Financial Services - 11.3%
Apartment Investment & Management Company @	6,275	159,824
Assurant, Inc.	4,210	162,127
Cincinnati Financial Corporation	5,110	167,557
E*TRADE Financial Corp. #	10,122	158,207
Equifax, Inc.	4,550	176,767
Federated Investors, Inc.	6,190	165,583
First Horizon National Corp.	13,752	154,160
Janus Capital Group, Inc.	12,490	155,750
Marshall & Ilsley Corp.	23,420	187,126
NASDAQ OMX Group, Inc./The #	6,830	176,487
People's United Financial, Inc.	11,570	145,551
Torchmark Corp.	2,710	180,161
Wells Fargo & Co. Preferred #	1	0
Zions Bancorporation	6,690	154,271

	(Cost $1,897,425)	2,143,571

Hardware - 11.3%
Advanced Micro Devices, Inc. #	19,810	170,366
Jabil Circuit, Inc.	8,060	164,666
JDS Uniphase Corp. #	11,192	233,241
Lexmark International, Inc. #	4,650	172,236
LSI Corp. #	27,050	183,940
MEMC Electronic Materials, Inc. #	14,390	186,494
Molex, Inc.	7,125	178,980
National Semiconductor Corp.	11,770	168,782
Novellus Systems, Inc. #	5,010	186,021
QLogic Corp. #	9,515	176,503
Tellabs, Inc.	23,905	125,262
Teradyne, Inc. #	11,540	205,528

	(Cost $1,714,741)	2,152,019

Healthcare - 5.7%
Cephalon, Inc. #	2,630	200,090
Coventry Health Care, Inc. #	6,130	195,302
DENTSPLY International, Inc.	4,740	175,333
Patterson Companies, Inc.	5,285	170,124
PerkinElmer, Inc.	6,280	164,976
Tenet Healthcare Corp. #	24,225	180,476

	(Cost $830,094)	1,086,301

Industrial Materials - 6.6%
AK Steel Holding Corp.	9,900	156,222
FLIR Systems, Inc.	5,450	188,625
Goodyear Tire & Rubber Company/The #	13,670	204,777
Leggett & Platt, Inc.	7,115	174,317
SAIC, Inc. #	10,220	172,922
Snap-on, Inc.	2,860	171,772
Titanium Metals Corp. #	9,430	175,209

	(Cost $1,004,651)	1,243,844

Media - 3.4%
Gannett Company, Inc.	10,740	163,570
Meredith Corp.	4,675	158,576
Scripps Networks Interactive	3,130	156,782
Washington Post Company/The	365	159,709

	(Cost $619,336)	638,637

Software - 3.6%
Compuware Corp. #	13,890	160,430
Dun & Bradstreet Corp./The	1,970	158,073
Iron Mountain, Inc.	6,480	202,370
Novell, Inc. #	27,375	162,334

	(Cost $574,826)	683,207

Utilities - 10.9%
CMS Energy Corp.	8,705	170,966
FirstEnergy Corp.	4,456	165,257
Integrys Energy Group, Inc.	3,340	168,703
MetroPCS Communications, Inc. #	12,830	208,359
Nicor, Inc.	3,245	174,257
NiSource, Inc.	9,190	176,264
NRG Energy, Inc. #	8,290	178,567
Pepco Holdings, Inc.	8,880	165,612
Pinnacle West Capital Corp.	3,900	166,881
Quanta Services, Inc. #	8,130	182,356
SCANA Corp.	3,990	157,086
TECO Energy, Inc.	9,100	170,716

	(Cost $1,765,656)	2,085,024

Total Common Stocks	(Cost $14,849,579)	17,417,228

Money Market Registered Investment Companies - 7.1%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	1,340,350	1,340,350

Total Money Market Registered Investment Companies	(Cost $1,340,350)	1,340,350

U.S. Government Obligations - 1.1%

U.S. Treasury Bill, 0.091%, due 6/23/2011**	200,000		199,950

Total U.S. Government Obligations	(Cost $199,950)		199,950

Total Investments - 99.9%	(Cost $ 16,389,879	)(b)	18,957,528

Other Assets less Liabilities - 0.1%			17,431

Total Net Assets - 100.0%			18,974,959

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	614	5,158
The Flex-funds Defensive Balanced Fund	319	3,206
The Flex-funds Dynamic Growth Fund	192	1,640
The Flex-funds Muirfield Fund	1,441	8,459
The Flex-funds Quantex Fund	1,045	25,603
The Flex-funds Total Return Utilities Fund	69	1,728

Total Trustee Deferred Compensation	(Cost $33,351)	45,794

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring June 2011, notional value $1,480,500	3	72,203

Total Futures Contracts		72,203

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$18,757,578	$72,203
Level 2 - Other Significant Observable Inputs	199,950	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,957,528	$72,203

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $214,388.  Cost for federal income tax purposes of $16,604,267 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,895,954
Unrealized depreciation	(542,693)
Net unrealized appreciation (depreciation)	$2,353,261

#	Represents non-income producing securities.

@	Real estate investment trust.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Pledged as collateral on Futures Contracts.

***	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Common Stocks - 98.5%

Electric Utility 12.9%
American Superconductor Corp. #	32,016	796,238
General Electric Co.	38,749	776,917
ITC Holdings Corp.	9,397	656,850
MDU Resources Group, Inc.	28,503	654,714
Northeast Utilities	15,645	541,317

	(Cost $3,324,357)	3,426,036

Natural Gas Distribution 14.7%
MarkWest Energy Partners, L.P.	20,000	969,400
National Grid PLC - ADR	18,163	872,551
ONEOK, Inc.	7,490	500,931
Southern Union Co.	27,754	794,319
Williams Companies, Inc./The	25,865	806,471

	(Cost $3,354,184)	3,943,672

Oil Exploration & Production 6.6%
Ensco PLC - ADR	12,835	742,376
EQT Corp.	13,940	695,606
Ultra Petroleum Corp. #	6,539	322,046

	(Cost $1,475,663)	1,760,028

Pipelines 16.7%
El Paso Corp.	45,145	812,610
Kinder Morgan Energy Partners, L.P.	12,608	934,127
National Fuel Gas Co.	13,357	988,418
Questar Corp.	47,855	835,070
Spectra Energy Corp.	31,483	855,708

	(Cost $3,413,401)	4,425,933

Telephone & Telecommunications 27.2%
American Tower Corp. #	9,929	514,521
AT&T, Inc.	30,999	948,879
BCE, Inc.	8,323	302,458
Cisco Systems, Inc.	30,611	524,979
Millicom International Cellular S.A.	5,074	487,967
NII Holdings, Inc. #	24,341	1,014,289
Nokia Corp. - ADR	22,136	188,377
QUALCOMM, Inc.	17,049	934,797
Turkcell Iletisim Hizmetleri - ADR	27,129	407,749
Verizon Communications, Inc.	29,546	1,138,703
Vodafone Group PLC - ADR	26,446	760,322

	(Cost $6,926,021)	7,223,041

Utility Services - 13.0%
ABB Limited - ADR #	26,422	639,148
Advanced Energy Industries, Inc. #	17,485	285,880
EnerSys #	16,710	664,222
Fluor Corp.	8,476	624,342
NiSource, Inc.	50,972	977,643
Pepco Holdings, Inc.	14,564	271,619

	(Cost $3,037,483)	3,462,854

Water Utility - 7.4%
American Water Works Co., Inc.	46,187	1,295,545
Veolia Environnement - ADR	21,699	676,358

	(Cost $1,647,476)	1,971,903

Total Common Stocks	(Cost $23,178,585)	26,213,467

Money Market Registered Investment Companies - 1.5%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	391,035		391,035

Total Money Market Registered Investment Companies	(Cost $391,035)		391,035

Total Investments - 100.0%	(Cost $23,569,620	)(b)	26,604,502

Liabilities less Other Assets - (0.0%)			(5,947)

Total Net Assets - 100.0%			26,598,555

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund	713	5,989
The Flex-funds Defensive Balanced Fund	373	3,749
The Flex-funds Dynamic Growth Fund	222	1,896
The Flex-funds Muirfield Fund	1,291	7,578
The Flex-funds Quantex Fund	875	21,438
The Flex-funds Total Return Utilities Fund	80	2,004

Total Trustee Deferred Compensation	(Cost $31,725)	42,654

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$26,604,502	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,604,502	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $56,746.  Cost for federal income tax purposes of $23,626,366 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,690,401
Unrealized depreciation	(712,265)
Net unrealized appreciation (depreciation)	$2,978,136

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

***
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares	Fair Value ($)(a)

U.S. Government Obligations - 80.8%

Fannie Mae, 1.05%, due 10/22/2013	1,000,000	994,851
Fannie Mae, 1.75%, due 8/25/2020	975,334	961,163
Federal Farm Credit Bank, 2.875%, due 04/14/2015	1,000,000	1,034,203
Federal Home Loan Bank, 1.375%, due 09/12/2014	1,000,000	989,854
Federal Home Loan Bank, 2.75%, due 12/12/2014	1,000,000	1,032,918
Federal Home Loan Bank, 1.75%, due 09/11/2015	1,000,000	981,602
Federal Home Loan Bank, 3.75%, due 09/09/2016	1,000,000	1,057,710
Federal Home Loan Bank, 3.125%, due 12/08/2017	1,000,000	1,004,787
Federal Home Loan Mortgage Corporation, 4.00%, due 12/15/2022	1,000,000	990,046
Government National Mortgage Association, 4.00%, due 02/20/2018	969,631	1,027,588
Government National Mortgage Association, 6.50%, due 07/20/2038	28,971	31,259
Government National Mortgage Association, 3.00%, due 09/16/2039	983,647	983,557
Government National Mortgage Association, 3.146%, due 05/16/2040	1,000,000	990,991
Government National Mortgage Association, 3.62406%, due 02/16/2043	1,000,000	1,002,387
U.S. Treasury Note, 3.125%, due 09/30/2013	1,000,000	1,051,875
U.S. Treasury Note, 2.00%, due 11/30/2013	1,000,000	1,023,203
U.S. Treasury Note, 1.00%, due 01/15/2014	1,000,000	995,078
U.S. Treasury Note, 2.125%, due 11/30/2014	1,000,000	1,018,203

Total U.S. Government Obligations	(Cost $17,269,357)	17,171,275

Corporate Bonds - 9.9%

Abbott Laboratories, 5.875%, due 05/15/2016	500,000	572,246
Aspen Insurance Holding, Ltd., 6.00%, due 12/15/2020	500,000	498,193
General Electric Capital Corp., 4.375%, due 09/16/2020	500,000	485,900
Partnerre Finance, LLC, 6.875%, due 06/01/2018	500,000	548,089

Total Corporate Bonds	(Cost $2,105,245)	2,104,428

Money Market Registered Investment Companies - 8.9%

The Flex-funds Money Market Fund - Institutional Class, 0.226%*	1,893,651	1,893,651

Total Money Market Registered Investment Companies	(Cost $1,893,651)	1,893,651

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note, 0.65%, 4/1/2011**	117		117

Total Floating Rate Demand Notes	(Cost $117)		117

Total Investments - 99.6%	(Cost $21,268,370	)(b)	21,169,471

Other Assets less Liabilities - 0.4%			75,620

Total Net Assets - 100.0%			21,245,091

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	582	4,889
The Flex-funds Defensive Balanced Fund	302	3,035
The Flex-funds Dynamic Growth Fund	181	1,546
The Flex-funds Muirfield Fund	1,003	5,888
The Flex-funds Quantex Fund	678	16,611
The Flex-funds Total Return Utilities Fund	65	1,628

Total Trustee Deferred Compensation	(Cost $25,023)	33,597

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$1,893,768	$-
Level 2 - Other Significant Observable Inputs	19,275,703	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,169,471	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $78,987.  Cost for federal income tax purposes of $21,347,357 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$21,888
Unrealized depreciation	(199,774)
Net unrealized appreciation (depreciation)	$(177,886)

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2011.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2011 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Fair Value ($)(a)

Bank Obligations - 2.4%

Bank of Internet Demand Deposit Account	0.50%	*	04/01/11	249,000	249,000
Brand Banking Company Demand Deposit Account	0.50%	*	04/01/11	249,000	249,000
Commerce National Bank Demand Deposit Account	0.40%	*	04/01/11	249,688	249,688
EverBank Money Market Account	1.00%	*	04/01/11	249,000	249,000
Excel Bank Demand Deposit Account	0.75%	*	04/01/11	249,000	249,000
First Citizens Bank & Trust Co. Demand Deposit Account	0.30%	*	04/01/11	249,000	249,000
Huntington National Bank Conservative Deposit Account	0.25%	*	04/01/11	250,000	250,000
Nationwide Bank Deposit Account	0.75%	*	04/01/11	249,000	249,000
Synovus Bank of North Georgia Demand Deposit Account	0.35%	*	04/01/11	249,000	249,000
TD Bank Demand Deposit Account	0.40%	*	04/01/11	249,505	249,505
The Ohio State Bank Demand Deposit Account	0.55%	*	04/01/11	249,137	249,137
The Trust Company Bank Demand Deposit Account	0.50%	*	04/01/11	249,000	249,000
United Community Bank Demand Deposit Account	0.65%	*	04/01/11	249,000	249,000

Total Bank Obligations				(Cost $3,239,330)	3,239,330

Certificates of Deposit - 4.5%

Amalgamated Bank	0.75%	09/15/11	238,500	238,500
Citizens Business Bank	0.75%	09/15/11	238,500	238,500
Cole Taylor Bank	0.70%	04/14/11	244,500	244,500
Community Bank	0.75%	09/15/11	238,500	238,500
Community Bank Corporation	0.70%	04/14/11	244,500	244,500
Community Mutual Savings Bank	0.70%	04/14/11	244,500	244,500
East West Bank	0.75%	09/15/11	105,814	105,814
Farmers' and Traders' State Bank	0.75%	09/15/11	238,500	238,500
First Bankers Trust Company, NA	0.70%	04/14/11	244,500	244,500
First Community Bank	0.70%	04/14/11	95,000	95,000
First Service Bank	0.70%	04/14/11	193,500	193,500
Flagstar Bank, FSB	0.75%	09/15/11	238,500	238,500
Heartland Bank and Trust Company	0.70%	04/14/11	244,500	244,500
MB Financial Bank, NA	0.75%	09/15/11	238,500	238,500
Morton Community Bank	0.75%	09/15/11	238,500	238,500
Mutual of Omaha Bank	0.75%	09/15/11	238,500	238,500
Pinnacle National Bank	0.70%	04/14/11	244,500	244,500
PrivateBank and Trust Company (The)	0.75%	09/15/11	238,500	238,500
Regents Bank, National Association	0.70%	04/14/11	244,500	244,500
Rocky Mountain Bank	0.70%	04/14/11	244,500	244,500
Southern Community Bank and Trust	0.70%	04/14/11	244,500	244,500
SpiritBank	0.70%	04/14/11	244,500	244,500
TriState Capital Bank	0.70%	04/14/11	244,500	244,500
Union Bank & Trust Co.	0.75%	09/15/11	32,186	32,186
Union Savings Bank	0.70%	04/14/11	22,000	22,000
United Bank	0.75%	09/15/11	238,500	238,500
Washington Trust Bank	0.75%	09/15/11	238,500	238,500
WashingtonFirst Bank	0.75%	09/15/11	238,500	238,500

Total Certificates of Deposit			(Cost $6,000,000)	6,000,000

Commercial Paper - 18.6%

Abbey National	0.45%	05/03/11	1,000,000	999,609
Abbey National	0.43%	06/02/11	1,000,000	999,277
Abbey National	0.44%	06/13/11	1,000,000	999,128
BNP Paribas	0.29%	04/15/11	2,000,000	1,999,775
Dexia Delaware	0.45%	04/01/11	1,000,000	1,000,000
ING Funding	0.33%	04/05/11	1,000,000	999,964
ING Funding	0.33%	06/15/11	1,000,000	999,333
ING Funding	0.33%	06/29/11	1,000,000	999,209
ING Funding	0.31%	07/14/11	1,000,000	999,133
Intesa Funding	0.39%	04/14/11	2,000,000	1,999,722
Rabobank USA Finance Corp.	0.29%	05/05/11	5,000,000	4,998,631
Rabobank USA Finance Corp.	0.31%	05/25/11	1,000,000	999,550
Societe Generale	0.36%	04/01/11	1,000,000	1,000,000
Societe Generale	0.38%	05/03/11	1,000,000	999,671
Societe Generale	0.39%	05/05/11	1,000,000	999,641
Societe Generale	0.37%	05/18/11	1,000,000	999,530
Toyota Motor Credit	0.46%	04/13/11	1,000,000	999,850
Toyota Motor Credit	0.39%	06/07/11	1,000,000	999,293
Toyota Motor Credit	0.32%	08/26/11	1,000,000	998,734

Total Commercial Paper			(Cost $24,990,050)	24,990,050

Corporate Obligations - 29.1%

Barclays Bank	0.71%	*	05/18/11	1,000,000	1,000,000
Bath Technologies***	0.39%	*	04/07/11	835,000	835,000
Cascade Plaza Project***	0.31%	*	04/07/11	6,577,000	6,577,000
Credit Suisse Yankee CD	0.34%	*	04/22/11	1,600,000	1,600,211
Caterpillar Financial Power Investment Floating Rate Demand Note	0.65%	**	04/01/11	9,691,651	9,691,651
Dexia Credit Local****	0.66%	**	04/03/11	5,000,000	5,000,000
General Electric Interest Plus Variable Rate Demand Note	0.95%	*	04/01/11	9,155,318	9,155,318
JP Morgan Chase	5.60%		06/01/11	1,000,000	1,008,476
Martin Wheel Co, Inc.***	2.99%	*	04/07/11	1,700,000	1,700,000
Seariver Maritime	0.45%	*	04/01/11	600,000	600,000
Springside Corp. Exchange Partners LLC***	0.31%	*	04/07/11	2,000,000	2,000,000

Total Corporate Obligations				(Cost $39,167,656)	39,167,656

U.S. Government Agency Obligations - 4.5%

Federal Home Loan Bank	0.34%	11/15/11	1,000,000	1,000,000
Federal Home Loan Bank	0.46%	03/14/12	1,000,000	1,000,000
Federal Home Loan Bank	0.35%	04/23/12	1,000,000	999,750
Federal Home Loan Bank	0.40%	04/25/12	1,000,000	1,000,000
Federal Home Loan Bank	0.40%	04/27/12	2,000,000	2,000,000

Total U.S. Government Agency Obligations			(Cost $5,999,750)	5,999,750

Money Market Registered Investment Companies - 43.8%

Federated Prime Value Obligations Fund, 0.21% #	23,588,848		23,588,848
Federated Treasury Obligations Fund, 0.01% #	1,822		1,822
Fidelity Institutional Money Market Portfolio, 0.25% #	35,139,502		35,139,502

Total Money Market Registered Investment Companies	(Cost $58,730,172)		58,730,172

Total Investments - 102.9%	(Cost $138,126,958	) (b)	138,126,958

Liabilities less Other Assets - (-2.9%)			(3,941,443)

Total Net Assets - 100.0%			134,185,515

Trustee Deferred Compensation*****

The Flex-funds Aggressive Growth Fund	562	4,721
The Flex-funds Defensive Balanced Fund	291	2,925
The Flex-funds Dynamic Growth Fund	175	1,495
The Flex-funds Muirfield Fund	1,290	7,572
The Flex-funds Quantex Fund	937	22,957
The Flex-funds Total Return Utilities Fund	63	1,578

Total Trustee Deferred Compensation	(Cost $32,772)	41,248

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments******
Level 1 - Quoted Prices	$58,730,172	$-
Level 2 - Other Significant Observable Inputs	79,396,786	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$138,126,958	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of March 31, 2011.

*
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at March 31, 2011. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2011.

***
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999.  Cascade Plaza Project was acquired on 2/28/2002.  Martin Wheel Co., Inc. was acquired on 1/26/2001.  Springside Corp. Exchange Partners LLC was acquired on 2/5/2004.  As of March 31, 2011, securities restricted as to resale to institutional investors represented 8.0% of Total Investments.  The fair value noted approximates amortized cost.

****
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  As of March 31, 2011, illiquid securities represented 3.6% of Total Investments.

*****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

******
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 24, 2011

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 24, 2011